INVENTORY - Schedule of Inventory Properties (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Inventory Properties [Line Items]
Total	$ 11,412	$ 12,843
Residential properties under development [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,109	1,558
Land held for development [Member]
Disclosure of Inventory Properties [Line Items]
Total	1,715	1,895
Completed residential properties [Member]
Disclosure of Inventory Properties [Line Items]
Total	1,396	2,342
Industrial products and other [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,303	2,911
Other [Member]
Disclosure of Inventory Properties [Line Items]
Total	3,889	4,137
Fuel Inventory [Member]
Disclosure of Inventory Properties [Line Items]
Total	597	850
Office development
Disclosure of Inventory Properties [Line Items]
Total	$ 773	$ 575